Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
12.	Acquired Intangible Assets, Net

	2010	2009	2008

Technology, Licenses and Patents Cost:	$236,690,448	$346,792,269	$323,457,444
Accumulated Amortization and Impairment	(62,869,597)	(164,098,164)	(123,398,338)

Acquired intangible assets, net	$173,820,851	$182,694,105	$200,059,106

The Company entered into several technology, patent and license agreements with third parties whereby the Company purchased intangible assets for $18,294,616, $23,334,825 and $1,022,081 in 2010, 2009 and 2008, respectively.

The Company recorded amortization expense of $27,167,870, $35,064,589 and $32,191,440 in 2010, 2009 and 2008 respectively. The Company expected to record amortization expenses related to the acquired intangible assets as follows:

Year	Amount

2011	$31,155,230
2012	$26,722,052
2013	$25,666,381
2014	$23,786,151
2015	$21,813,780
In 2010, 2009 and 2008, the Company recorded impairment losses of $nil, $5,630,236 and $966,667, respectively, for licenses related DRAM products that are no longer in use.